Note 6 Impaired Secured Loans (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 381,596	€ 349,037
Impaired loans and advances at amortized cost	14,597	14,657
Accumulated impairment	€ (11,724)	€ (11,142)
Percentage of impairment loss recognised for loans and advances	3.80%	4.20%
Central banks [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 6,764	€ 5,687
Impaired loans and advances at amortized cost	0	0
Accumulated impairment	€ (16)	€ (6)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%
General goverment [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 21,300	€ 19,719
Impaired loans and advances at amortized cost	52	62
Accumulated impairment	€ (35)	€ (37)
Percentage of impairment loss recognised for loans and advances	0.20%	0.30%
credit institutions [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 13,031	€ 13,295
Impaired loans and advances at amortized cost	0	0
Accumulated impairment	€ (17)	€ (19)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%
Other financial institutions [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 12,434	€ 9,826
Impaired loans and advances at amortized cost	40	24
Accumulated impairment	€ (48)	€ (23)
Percentage of impairment loss recognised for loans and advances	0.30%	0.20%
Non financial corporations [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 164,461	€ 146,797
Impaired loans and advances at amortized cost	7,167	7,290
Accumulated impairment	€ (5,875)	€ (5,804)
Percentage of impairment loss recognised for loans and advances	4.40%	5.00%
Households [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 163,604	€ 153,714
Impaired loans and advances at amortized cost	7,339	7,281
Accumulated impairment	€ (5,732)	€ (5,253)
Percentage of impairment loss recognised for loans and advances	4.50%	4.70%